Employee Benefit Obligations - Summary of Reconciliation of Asset Ceiling (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Foreign currency translation differences	$ 132,549	$ 14,977
Effect of Asset Ceiling
Disclosure Of Defined Benefit Plans [Line Items]
Balance as of January 1, 2016	47,918	33,419
Interest on assets not recognized	4,373	4,305
Other changes in assets not recognized due to asset limit	(25,081)	11,317
Foreign currency translation differences	(5,747)	(1,123)
Balance as of December 31, 2016	$ 21,463	$ 47,918